GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Sensitivity on Impairment (Details) - Total for all cash-generating units $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) basis_point	Dec. 31, 2024
North America
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.70%	12.90%
Brazil
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.40%	17.00%
Europe
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.70%	11.60%
Sustainable Solutions
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.90%	10.20%
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.60%	16.10%
AMKR
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	19.10%	19.70%
Excess of recoverable amount over carrying amount | $	$ 196
Increase in pre-tax discount rate (change in basis points) | basis_point	271
Decrease in average selling price (change in %)1	2.30%
Decrease in shipments (change in %)	8.50%
Brazil
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount | $	$ 612
Increase in pre-tax discount rate (change in basis points) | basis_point	65
Decrease in average selling price (change in %)1	0.80%
Decrease in shipments (change in %)	3.50%
AML
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount | $	$ 135
Increase in pre-tax discount rate (change in basis points) | basis_point	109
Decrease in average selling price (change in %)1	2.30%
Decrease in shipments (change in %)	4.20%